COMMON STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMON STOCK
COMMON STOCK

NOTE 11. COMMON STOCK

The Company’s common stock transactions for the six-months ended June 30, 2021, consist of the following:

The Company issued 14,390 shares of its common stock to SOBR Safe, LLC, an entity controlled by a beneficial owner of the Company, in full satisfaction of $107,880 of accrued dividends resulting from the December 2020 conversion of the Series A-1 Convertible Preferred Stock into common shares.

The Company issued 5,333 shares of its common stock valued at $49,600 to its landlord under the terms of a lease agreement expiring in February 2022. The amount was recorded as prepaid expense and amortized monthly over the lease term as general and administrative expense in the consolidated statement of operations.

The Company’s common stock transactions for the six-months ended June 30, 2022, consist of the following:

The Company issued 33,333 shares of its common stock for RSUs vested during 2022.

The Company issued 7,917 shares of common stock under the terms of a $47,500 convertible note payable.

On March 1, 2022, the Company exchanged 1,000,000 shares of common stock for 3,000,000 shares of Series B convertible preferred stock (see Note 12).

On May 18, 2022, the Company issued 2,352,942 shares of common stock in connection with a completed public offering. The Company received $8,694,339 of net proceeds from the sale of an underwritten public offering of 2,352,942 units (Units) at a public offering price of $4.25 per Unit, with each Unit consisting of one share of our Common Stock and two warrants each to purchase one share of Common Stock.

The Company issued 500,000 shares of its common stock to a consultant as a prepayment for strategic advisory and digital marketing services. The common shares were issued at $0.91 per share with a fair value on the date of issuance of $455,000.

The Company issued 300,000 shares of its common stock to a consultant as prepayment for business development consulting services. The common shares were issued at $0.88 per share with a fair value on the date of issuance of $264,000.

NOTE 12. COMMON STOCK

The Company’s common stock transactions for the year ended December 31, 2020 consists of the following:

342 shares were issued at $60.87 per share to a non-related party as compensation for services provided.

24,053 shares were issued for services provided under an Employment Agreement with Kevin Moore dated October 25, 2019.

151,366 shares were issued for the conversion of $65,728 of related parties’ debt from $0.4590 to $0.39912 per share pursuant to terms of the convertible promissory notes. 151,366 stock warrants were settled along with the related party debt.

4,000,000 shares were issued to complete the Transaction with IDTEC that was accounted for as an asset purchase.   The shares were issued at a value of $27,120,000.

53,132 shares were issued to non-related parties for the conversion of approximately $266,000 of accounts payable and accrued expenses from $1.7463 to $9.978 per share.  The Company recorded a net gain of approximately $62,000 resulting from the stock issuance.

86,717 shares were issued to related parties for the conversion of $852,196 of related party payables from $3.345 to $9.978 per share.  A related party gain of $272,299 was recorded as additional paid-in capital.

216,246 shares were issued to related parties for the conversion of $622,004 of debt from $2.7438 to $9.978 per share.  The Company recorded $143,660 of loss on debt extinguishment and a related party gain of $124,291 was recorded as additional paid in-capital as a result of the stock issuance.

23,483 shares were issued to non-related parties for the conversion of $65,391 of debt at $9.978 per share.  The Company recorded $41,665 of loss resulting from the stock issuance.

1,034,343 shares were issued to a related party for the conversion of $1,551,514 of debt under the terms of a convertible promissory note. The note converted at $1.50 per share.

900,000 shares were issued to a related party under the terms governing the shares of Series A-1 Convertible Preferred Stock.  In addition, as a result of the conversion of the Series A-1 Convertible Preferred Stock we owed accrued dividends totaling $107,880, which we could pay in cash or in shares of our common stock based on the price of common stock on the applicable dividend dates.  Our management and Board of Directors elected to pay the accrued dividends in shares of common stock.  Based on the price of the common stock on the applicable dividend dates, we owed 14,390 shares of common stock in full satisfaction of the accrued dividends.  As of December 31, 2020, 14,390 shares were recorded in common stock subscriptions payable and were issued on January 6, 2021.

The Company’s common stock transactions for the year ended December 31, 2021 consists of the following:

The Company issued 14,390 shares of its common stock to SOBR Safe, LLC, an entity controlled by a beneficial owner of the Company, in full satisfaction of $107,880 of accrued dividends resulting from the December 2020 conversion of the Series A-1 Convertible Preferred Stock into common shares, (see Note 13).

The Company issued 5,334 shares of its common stock valued at $49,600 to its landlord under the terms of a lease agreement expiring in February 2022.  The amount has been recorded as prepaid expense and amortized monthly over the lease term as general and administrative expense in the consolidated statement of operations.

The Company issued 34,806 shares of its common stock valued at $145,805 previously recorded in stock subscriptions payable for contracted consulting services.

The Company issued 58,980 shares of its common stock to IDTEC at the stock warrant exercise price of $1.50 per share.

The Company issued 24,368 shares of its common stock at the stock options exercise price of $0.79026 per share.